ORANGE COUNTY BANCORP INC., STOCK FUND (Tables)	12 Months Ended
Dec. 31, 2025
401(K) Plan
ORANGE COUNTY BANCORP INC., STOCK FUND
Schedule of components of employer stock fund

At December 31, 2025
131,704 shares of Orange County Bancorp, Inc. Stock	$3,760,136

At December 31, 2024
Fidelity Institutional Money Market Funds	$96,352
125,922 shares of Orange County Bancorp, Inc. Stock	3,498,743
39,146 shares of Orange County Trust Co. Employee Stock Ownership Plan valued at $91.84 per unit at December 31, 2024	$3,595,095